Lease liabilities (Tables)	6 Months Ended
Feb. 28, 2025
Lease liabilities
Summary of lease liabilities

	As at	As at
	February 28,	August 31,
	2025	2024
	$	$
Opening balance	259,792	2,641,794
Additions	62,296	237,469
Repayment	(71,099)	(650,461)
Interest on lease liability	5,856	116,170
Lease termination	(47,995)	(1,160,649)
Deconsolidation on sale of subsidiary	—	(937,427)
Currency translation	6,241	12,896
Closing balance	215,091	259,792

Current	128,557	122,077
Non-current	86,534	137,715
	215,091	259,792

Future undiscounted lease payments

$
Less than one year	130,642
One to five years	90,840
221,482